Schedule of showing of components of other intangible assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 28,858		$ 28,941
Accumulated Amortization	8,668		6,934
Net Book Value	20,190		22,007
Developed Technologies Including Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	13,730	[1]	13,608
Accumulated Amortization	4,755	[1]	3,640
Net Book Value	8,975	[1]	9,968
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,401	[2]	5,428
Accumulated Amortization	37	[2]	1
Net Book Value	5,364	[2]	5,427
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	9,507	[3]	9,465
Accumulated Amortization	3,811	[3]	3,142
Net Book Value	5,696	[3]	6,323
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	220	[4]	300
Accumulated Amortization	65	[4]	11
Net Book Value	155	[4]	289
Customer Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			140	[5]
Accumulated Amortization			140	[5]
Net Book Value			$ 0	[5]

[1]	Includes a patent obtained in the acquisition of CSP (see Note 3) with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS (see Note 3) with an initial cost of $410,000 that is expected to be fully amortized in December 2021.
[2]	Includes a trade name obtained in the acquisition of CTS (see Note 3) with an initial cost of $90,000 that is expected to be fully amortized in December 2013.
[3]	Includes customer relationships obtained in the acquisition of CSP (see Note 3) with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS (see Note 3) with a cost of $840,000 that is expected to be fully amortized in December 2021.
[4]	Includes non-compete agreement obtained in the acquisition of CSP (see Note 3) with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS (see Note 3) with an initial cost of $140,000 that is expected to be fully amortized in December 2016.
[5]	Represents customer backlog obtained in the acquisition of CSP (see Note 3) with a cost of $140,000 that was fully amortized in December 2011.